Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of net cash flow from operating activities
(Loss)/profit for the financial year	€ (455)	€ (7,644)	€ 2,788
Loss for the financial year from discontinued operations		3,535	1,969
(Loss)/profit for the financial year from continuing operations	(455)	(4,109)	4,757
Non-operating expense	3	7	32
Investment income	(248)	(433)	(685)
Financing costs	3,549	2,088	1,074
Income tax expense/(credit)	1,250	1,496	(879)
Operating profit/(loss)	4,099	(951)	4,299
Adjustments for:
Share based payments and other non-cash charges	146	147	128
Depreciation and amortisation	14,174	9,795	10,409
Loss on disposal of property, plant and equipment and intangible assets	51	33	36
Share of result of equity accounted associates and joint ventures	2,505	908	59
Impairment losses	1,685	3,525
Other (income)/expense	(4,281)	148	(213)
Decrease/(Increase) in inventory	68	(131)	(26)
(Increase)/decrease in trade and other receivables	(38)	(31)	(1,118)
(Decrease)/increase in trade and other payables	(100)	739	286
Cash generated by operations	18,309	14,182	13,860
Net tax paid	(930)	(1,131)	(1,118)
Cash flows from discontinued operations		(71)	858
Net cash flow from operating activities	€ 17,379	€ 12,980	€ 13,600